Note 5 - Loans Receivable - 10Q (Details) - Troubled Debt Restructurings ("TDRs") (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Balance (in Dollars)	$ 2,400,000	$ 9,200,000	$ 13,900,000
Accruing Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	12	15
Balance (in Dollars)	267,000	1,115,000	1,349,000
Accruing Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	1
Balance (in Dollars)		3,459,000	3,488,000
Accruing Troubled Debt Restructurings [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1
Balance (in Dollars)		1,235,000
Accruing Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	7
Balance (in Dollars)		7,000	20,000
Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	17	31
Balance (in Dollars)	267,000	5,816,000	5,207,000
Nonaccrual Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	8	9	11
Balance (in Dollars)	671,000	1,461,000	1,134,000
Nonaccrual Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Balance (in Dollars)			1,399,000
Nonaccrual Troubled Debt Restructurings [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3	3
Balance (in Dollars)	568,000	606,000
Nonaccrual Troubled Debt Restructurings [Member] | Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	5	6
Balance (in Dollars)	934,000	1,315,000
Nonaccrual Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Balance (in Dollars)	5,000
Nonaccrual Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	17	18	26
Balance (in Dollars)	2,178,000	3,382,000	8,667,000
Troubled Debt Restructuring [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	10	21	26
Balance (in Dollars)	938,000	2,576,000	2,483,000
Troubled Debt Restructuring [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	2
Balance (in Dollars)		3,459,000	4,887,000
Troubled Debt Restructuring [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3	4
Balance (in Dollars)	568,000	1,841,000
Troubled Debt Restructuring [Member] | Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	5	6
Balance (in Dollars)	934,000	1,315,000
Troubled Debt Restructuring [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3	7
Balance (in Dollars)	5,000	7,000	20,000
Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	19	35	57
Balance (in Dollars)	$ 2,445,000	$ 9,198,000	$ 13,874,000